The expenses related to payments not included in the measurement of the lease liability during the year are: (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Contract less than 12 months	R$ 339	R$ 549	R$ 10,819
Lower Assets value	4,975	9,563	3,853
Variable lease payments	498,529	270,449	177,460
Total	R$ 503,843	R$ 280,561	R$ 192,132